GEOGRAPHIC AREA INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	$ 939,229	$ 1,017,705	$ 1,043,003
Consolidated long-lived assets	5,678,713	4,344,522	3,093,591
Rigs under construction	711,558	937,609	528,669
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	264,346	287,579	291,882
Consolidated long-lived assets	1,234,233	1,044,315	1,078,933
Saudi Arabia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	204,086	207,131	280,187
Consolidated long-lived assets	1,078,663	743,002	535,448
Norway [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	73,829	80,717	25,783
Consolidated long-lived assets	501,447	202,773	0
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	0	78,361	57,337
Consolidated long-lived assets	0	43,463	40,423
Qatar [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	59,824	78,819	98,875
Consolidated long-lived assets	87,781	91,735	49,390
Egypt [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	5,261	71,811	12,019
Consolidated long-lived assets	0	200,551	214,814
Angola [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	0	68,543	115,992
Consolidated long-lived assets	0	0	202,290
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	230,638	99,111	146,827
Consolidated long-lived assets	1,562,942	822,335	387,546
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	27,977	45,633	14,101
Consolidated long-lived assets	0	54,307	56,032
Trinidad [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	56,682	0	0
Consolidated long-lived assets	258,749	204,432	0
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	6,776	0	0
Consolidated long-lived assets	45,039	0	0
Vietnam [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated Revenues	9,901	0	0
Consolidated long-lived assets	198,205	0	0
Other Geographic Areas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Consolidated long-lived assets	$ 96	$ 0	$ 46